GOODWILL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 1,855	$ 0	$ 0
Concord [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 1,855